COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands, ¥ in Millions	Sep. 08, 2025 CNY (¥)	Sep. 08, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Funding debt obligations			¥ 402.4
Settlement amount	¥ 35.0	$ 4,950